INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN ASSOCIATES
Schedule of amounts recognised in the balance sheet and income statement

	2017	2016
	$ million	$ million
Balance sheet	118	112
Income statement profit/(loss)	6	(3)

Summary of financial information for Bioventus, adjusted for differences with Group accounting policies

Set out below is the summarised financial information for Bioventus, adjusted for differences with Group accounting policies:

	2017	2016
	$ million	$ million
Summarised statement of comprehensive income
Revenue	301	282
Attributable profit/(loss) for the year	1	(21)
Group adjustments[1]	11	15
Total comprehensive profit/(loss)	12	(6)
Group share of profit/(loss) for the year at 49%	6	(3)

	2017	2016
	$ million	$ million
Summarised balance sheet
Non-current assets	332	364
Current assets	122	105
Non-current liabilities	(246)	(258)
Current liabilities	(47)	(53)
Net assets	161	158
Group’s share of net assets at 49%	79	77
Group adjustments[1]	35	32
Group’s carrying amount of investment at 49%	114	109

1    Group adjustments include an adjustment to align the useful life of intangible assets with Group policy.